UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: January 31, 2013

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Municipal High Income Portfolio 2013 Semi-Annual Report	25

Schedule of investments (unaudited)

January 31, 2013

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 93.5%
Arizona — 2.0%
Pima County, AZ, IDA Educational Revenue, Noah Webster Basic School	6.125%	12/15/34	$1,000,000	$1,011,910
Pima County, AZ, IDA Revenue, Tucson Electric Power Co.	5.750%	9/1/29	8,000,000	8,478,880
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/37	7,000,000	8,022,700
University Medical Center Corp., AZ, Hospital Revenue	6.000%	7/1/24	1,250,000	1,479,812
University Medical Center Corp., AZ, Hospital Revenue	6.500%	7/1/39	2,000,000	2,335,300
Total Arizona				21,328,602
Arkansas — 0.1%
Arkansas State Development Financing Authority, Industrial Facilities Revenue, Potlatch Corp. Projects	7.750%	8/1/25	1,000,000	1,021,400	(a)
California — 12.7%
Alhambra, CA, Revenue:
Atherton Baptist Homes	7.500%	1/1/30	1,640,000	1,832,208
Atherton Baptist Homes	7.625%	1/1/40	1,500,000	1,670,970
California EFA Revenue:
College and University Financing Program	5.000%	2/1/14	1,595,000	1,632,594
College and University Financing Program	5.000%	2/1/15	1,670,000	1,736,967
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	14,000,000	14,585,900	(a)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	10,000,000	10,281,900
California State Public Works Board, Lease Revenue:
California State Prisons LA	5.250%	10/1/24	4,000,000	4,765,440
California State Prisons LA	5.250%	10/1/25	2,870,000	3,407,063
California State Prisons LA	5.000%	10/1/28	3,500,000	4,018,490
Various Capital Projects	5.125%	10/1/31	2,000,000	2,285,740
California Statewide CDA Revenue:
American Baptist Homes of the West	2.100%	10/1/19	2,250,000	2,249,977	(b)
American Baptist Homes of the West	2.400%	10/1/20	1,250,000	1,249,975	(b)
Lodi Memorial Hospital, California Mortgage Insurance	5.000%	12/1/37	14,000,000	14,539,280
Senior Living-Presbyterian Homes	4.750%	11/15/26	1,920,000	1,964,506
Senior Living-Presbyterian Homes	4.875%	11/15/36	6,000,000	6,041,760
Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue	7.875%	6/1/42	3,150,000	3,228,466	(c)
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
Multiple Capital Project II	5.000%	8/1/29	2,500,000	2,865,750
Multiple Capital Project II	5.000%	8/1/31	3,000,000	3,412,590

See Notes to Financial Statements.

26	Municipal High Income Portfolio 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

January 31, 2013

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
California — continued
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	$29,000,000	$41,552,650
Palomar, CA, Pomerado Health Care District, COP	6.750%	11/1/39	5,000,000	5,728,550
Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/36	1,250,000	1,253,888
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	5,000,000	5,771,600
Total California				136,076,264
Colorado — 4.0%
Colorado Educational & Cultural Facilities Authority Revenue:
Charter School Refunding, Jefferson Project	6.000%	6/15/33	1,500,000	1,531,050	(c)
Cheyenne Mountain Charter Academy Foundation	5.375%	6/15/38	2,585,000	2,676,612
Colorado Health Facilities Authority Revenue:
Christian Living Communities Project	5.750%	1/1/37	2,000,000	2,138,740
The Evangelical Lutheran Good Samaritan Society	6.125%	6/1/38	7,000,000	7,537,600	(c)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	18,000,000	24,549,840
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	4,000,000	3,556,720
Southlands, CO, Metropolitan District No. 1, GO	7.125%	12/1/34	1,000,000	1,123,140	(c)
Total Colorado				43,113,702
Connecticut — 0.2%
Connecticut State Development Authority, IDR, AFCO Cargo LLC Project	8.000%	4/1/30	3,945,000	2,441,048	(a)
Delaware — 4.3%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	29,000,000	31,866,360
New Castle County, DE, Revenue, Newark Charter School Inc. Project	5.000%	9/1/36	1,000,000	1,036,020
Sussex County, DE, Recovery Zone Facility Revenue, NRG Energy Inc., Indian River Power LLC	6.000%	10/1/40	12,000,000	13,846,560
Total Delaware				46,748,940
District of Columbia — 0.3%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	2,130,000	2,258,822
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,300,113
Total District of Columbia				3,558,935
Florida — 1.8%
Bonnet Creek Resort Community Development District, Special Assessment	7.500%	5/1/34	1,000,000	995,620
Hillsborough County, FL, IDA Revenue, National Gypsum Convention	7.125%	4/1/30	1,000,000	1,000,250	(a)
North Sumter County Utility Dependent District, FL, Solid Waste Revenue	5.000%	10/1/42	5,000,000	5,072,350

See Notes to Financial Statements.

Municipal High Income Portfolio 2013 Semi-Annual Report	27

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Orange County, FL, Health Facilities Authority Revenue, First Mortgage Healthcare Facilities Revenue Bonds, GF/Orlando Inc. Project	9.000%	7/1/31	$1,775,000	$1,777,237
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	2,500,000	2,055,574
Seminole Tribe Florida Special Obligation Revenue	5.750%	10/1/22	5,000,000	5,531,250	(d)
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	3,000,000	3,201,000	(d)
Total Florida				19,633,281
Georgia — 2.4%
Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	5,865,000	6,482,760
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	9,000,000	10,462,500
Franklin County, GA, Industrial Building Authority Revenue:
Emmanuel College Inc.	5.750%	11/1/25	1,000,000	996,330
Emmanuel College Inc.	6.000%	11/1/32	2,850,000	2,836,634
Emmanuel College Inc.	6.250%	11/1/43	3,000,000	2,983,410
Gainesville & Hall County, GA, Development Authority Retirement Community Revenue:
Acts Retirement-Life Communities Inc.	6.375%	11/15/29	700,000	820,449
Acts Retirement-Life Communities Inc.	6.625%	11/15/39	1,085,000	1,267,974
Total Georgia				25,850,057
Hawaii — 1.3%
Hawaii State Department of Budget & Finance Special Purpose Revenue:
Craigside Retirement Residence	7.500%	11/15/15	3,585,000	3,624,399
Craigside Retirement Residence	8.750%	11/15/29	800,000	955,840
Hawaiian Electric Co.	6.500%	7/1/39	8,000,000	9,331,280
Total Hawaii				13,911,519
Illinois — 2.5%
Illinois Development Finance Authority Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,253,672	(a)
Illinois Finance Authority Revenue:
Park Place of Elmhurst	8.000%	5/15/30	5,000,000	5,165,600
Park Place of Elmhurst	8.125%	5/15/40	11,835,000	12,208,513
Refunding, Chicago Charter School Project	5.000%	12/1/36	3,000,000	3,083,760
Refunding, OSF Healthcare System	5.750%	11/15/37	2,500,000	2,773,225
Total Illinois				26,484,770

See Notes to Financial Statements.

28	Municipal High Income Portfolio 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

January 31, 2013

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Indiana — 1.7%
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project	6.375%	9/15/41	$15,000,000	$16,604,850
Vanderburgh County, IN, Redevelopment Commission, Redevelopment District Tax Increment Revenue	5.250%	2/1/31	1,400,000	1,463,882
Total Indiana				18,068,732
Kentucky — 1.9%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health Systems	6.375%	6/1/40	15,000,000	18,086,100
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	2,500,000	2,668,250
Total Kentucky				20,754,350
Louisiana — 0.3%
Epps, LA, COP	8.000%	6/1/18	775,000	766,777
Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA	6.550%	9/1/25	595,000	667,899
Louisiana Public Facilities Authority Revenue, Entergy Louisiana LLC Project	5.000%	6/1/30	1,535,000	1,636,725
Total Louisiana				3,071,401
Maryland — 4.9%
Maryland Industrial Development Financing Authority, EDR, Our Lady of Good Counsel School	6.000%	5/1/35	1,000,000	1,046,070
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	9,000,000	10,260,720
Transportation Facilities Project	5.750%	6/1/35	21,625,000	24,654,230
Maryland State EDC, Student Housing Revenue Bonds, University of Maryland, College Park Projects	5.800%	6/1/38	5,000,000	5,380,150
Maryland State Health & Higher EFA Revenue:
Mercy Medical Center	6.250%	7/1/31	9,000,000	10,773,990
Washington Christian Academy	5.250%	7/1/18	250,000	100,000
Washington Christian Academy	5.500%	7/1/38	1,170,000	468,000
Total Maryland				52,683,160
Massachusetts — 3.4%
Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project	7.875%	3/1/25	1,120,000	1,043,000	(a)
Massachusetts State DFA Revenue, Tufts Medical Center Inc.	6.875%	1/1/41	4,000,000	4,826,880
Massachusetts State HEFA Revenue:
Massachusetts Eye & Ear Infirmary	5.375%	7/1/35	10,000,000	10,900,200

See Notes to Financial Statements.

Municipal High Income Portfolio 2013 Semi-Annual Report	29

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Suffolk University	5.750%	7/1/39	$13,740,000	$15,668,959
University of Massachusetts Memorial Health Care Inc.	5.000%	7/1/33	4,000,000	4,116,640
Total Massachusetts				36,555,679
Michigan — 3.0%
Allen Academy, MI, COP	8.000%	6/1/33	3,500,000	3,580,675
Cesar Chavez Academy, COP	6.500%	2/1/33	1,635,000	1,667,700	(c)
Cesar Chavez Academy, COP	8.000%	2/1/33	1,600,000	1,632,000	(c)
Detroit, MI, Water Supply System Revenue, Senior Lien	5.250%	7/1/41	5,000,000	5,401,450
Michigan Finance Authority Revenue, Detroit School District	5.500%	6/1/21	10,000,000	11,510,600
Michigan State Strategic Fund Limited Obligation Revenue:
Evangelical Homes of Michigan	5.250%	6/1/32	1,000,000	1,007,990	(b)
Evangelical Homes of Michigan	5.500%	6/1/47	1,000,000	1,007,890	(b)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	4,000,000	5,091,280
Saline, MI, Economic Development Corp. Revenue, Evangelical Homes of Michigan Project	5.500%	6/1/47	1,235,000	1,244,744	(b)
Total Michigan				32,144,329
Minnesota — 0.2%
St. Paul, MN, Port Authority Lease Revenue:
Regions Hospital Parking Ramp Project	5.000%	8/1/21	475,000	491,592
Regions Hospital Parking Ramp Project	5.000%	8/1/36	1,375,000	1,384,611
Total Minnesota				1,876,203
Missouri — 0.5%
Missouri State HEFA, Lutheran Senior Services	6.000%	2/1/41	2,000,000	2,263,920
Raytown, MO, Annual Appropriation Supported Tax:
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/19	1,000,000	1,083,850
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/20	1,555,000	1,678,825
Total Missouri				5,026,595
Nebraska — 1.2%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/42	12,000,000	13,166,400
New Jersey — 3.8%
New Jersey EDA Revenue, Newark Downtown District Management Corp.	5.125%	6/15/27	400,000	414,584
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.125%	9/15/23	8,000,000	8,233,920	(a)

See Notes to Financial Statements.

30	Municipal High Income Portfolio 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

January 31, 2013

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Refunding	6.875%	1/1/37	$11,000,000	$11,153,010	(a)
Refunding, Gloucester Marine Project	6.625%	1/1/37	3,485,000	3,575,680
School Facilities Construction	1.690%	3/1/28	17,500,000	17,508,400	(e)
Total New Jersey				40,885,594
New Mexico — 0.8%
Otero County, NM:
COP, Jail Project Revenue	5.750%	4/1/18	1,630,000	1,595,786
COP, Jail Project Revenue	6.000%	4/1/23	500,000	464,720
COP, Jail Project Revenue	7.500%	12/1/24	5,510,000	5,541,407
COP, Jail Project Revenue	6.000%	4/1/28	500,000	447,255
Total New Mexico				8,049,168
New York — 6.1%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	31,870,000	37,383,191
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College	5.000%	8/1/46	2,500,000	2,641,750
Herkimer County, NY, IDA, Folts Adult Home, FHA, GNMA	5.500%	3/20/40	950,000	1,035,158
Hudson, NY, Yards Infrastructure Corp. Revenue	5.750%	2/15/47	10,000,000	11,909,600
Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside	6.700%	1/1/43	3,300,000	2,171,862
New York City, NY, IDA, Civic Facilities Revenue:
Amboy Properties Corp. Project	6.750%	6/1/20	2,030,000	2,029,959
Special Needs Facilities Pooled Program	8.125%	7/1/19	525,000	527,300
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	7,000,000	8,240,470
Total New York				65,939,290
Ohio — 1.5%
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Senior Housing, St. Clarence — GEAC, LLC	6.125%	5/1/26	500,000	502,505
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,310,000	2,313,950
Lorain County, OH, Port Authority, Recovery Zone Facility Revenue, U.S. Steel Corp. Project	6.750%	12/1/40	5,000,000	5,405,700
Miami County, OH, Hospital Facilities Revenue, Refunding & Improvement Upper Valley Medical Center	5.250%	5/15/26	2,000,000	2,120,760
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	5,000,000	5,391,400
Total Ohio				15,734,315

See Notes to Financial Statements.

Municipal High Income Portfolio 2013 Semi-Annual Report	31

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Oklahoma — 0.8%
Oklahoma HFA, Single-Family Mortgage, GNMA	7.997%	8/1/18	$40,000	$41,135	(a)
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,144,610
Montereau Inc. Project	7.250%	11/1/40	7,000,000	7,918,820
Total Oklahoma				9,104,565
Pennsylvania — 4.4%
Dauphin County, PA, General Authority Revenue, Office & Parking, Riverfront Office Center Project	6.000%	1/1/25	4,390,000	4,402,204
Harrisburg, PA, University Revenue, Harrisburg University of Science and Technology	6.000%	9/1/36	3,000,000	2,370,450	(f)
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,500,040
Montgomery County, PA, IDA Revenue:
Acts Retirement-Life Communities	5.000%	11/15/25	3,305,000	3,779,135
Acts Retirement-Life Communities	5.000%	11/15/26	2,875,000	3,275,056
Acts Retirement-Life Communities	5.000%	11/15/27	1,670,000	1,893,797
Pennsylvania Economic Development Financing Authority:
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.625%	1/1/19	1,420,000	1,575,689
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	5,000,000	5,744,250
Solid Waste Disposal Revenue, Waste Management Inc. Project	5.100%	10/1/27	1,000,000	1,066,390	(a)
Pennsylvania Economic Development Financing Authority, Health Systems Revenue, Albert Einstein Healthcare	6.250%	10/15/23	5,000,000	5,869,350
Pennsylvania HEFA Revenue, Shippensburg University	6.000%	10/1/31	3,500,000	4,071,655
Philadelphia, PA, Authority for IDR, Discovery Charter School Inc. Project	6.250%	4/1/42	635,000	703,517
Philadelphia, PA, Hospitals & Higher EFA Revenue, Temple University Health System	6.250%	7/1/23	7,000,000	7,855,260
Total Pennsylvania				47,106,793
Puerto Rico — 4.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	8,000,000	7,908,880
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	5,000,000	5,051,650
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	5,000,000	5,364,300	(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	9,000,000	9,562,230

See Notes to Financial Statements.

32	Municipal High Income Portfolio 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

January 31, 2013

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/42	$7,000,000	$7,688,310
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/43	8,500,000	8,970,220
Total Puerto Rico				44,545,590
Rhode Island — 0.1%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	1,000,000	791,040
South Carolina — 0.2%
Newberry County, SC, Special Source Revenue, Refunding J.F. Hawkins Nursing Home, Radian	5.000%	3/1/30	2,000,000	2,187,920	(c)
Tennessee — 0.1%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project	5.750%	9/1/37	1,000,000	1,017,020
Texas — 18.1%
Austin-Bergstrom, TX, Landhost Enterprises Inc., Airport Hotel, Senior Bonds	6.750%	4/1/27	5,025,000	2,869,325
Burnet County, TX, Public Facility Project Revenue	7.750%	8/1/29	2,825,000	1,977,500
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	2,500,000	2,939,500
Central Texas Regional Mobility Authority Revenue	6.000%	1/1/41	5,000,000	5,845,300
Central Texas Regional Mobility Authority Revenue:
Capital Appreciation	0.000%	1/1/36	2,800,000	833,644
Capital Appreciation	0.000%	1/1/38	2,000,000	530,500
Capital Appreciation	0.000%	1/1/40	2,200,000	521,840
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.000%	12/1/30	1,120,000	1,288,672
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.125%	12/1/40	4,000,000	4,557,480
Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement	6.375%	5/1/35	1,665,000	1,422,709	(a)
Dallas-Fort Worth, TX, International Airport Revenue, Joint Improvement	5.000%	11/1/42	3,455,000	3,749,953	(a)
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	2,036,120	(a)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	5,135,000	5,718,079
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Inc. Projects	6.125%	7/15/27	6,645,000	6,674,238	(a)
Special Facilities, Continental Airlines Inc., Terminal Projects	6.500%	7/15/30	6,500,000	7,336,550	(a)

See Notes to Financial Statements.

Municipal High Income Portfolio 2013 Semi-Annual Report	33

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Special Facilities, Continental Airlines Inc., Terminal Projects	6.625%	7/15/38	$5,000,000	$5,612,500	(a)
Love Field Airport Modernization Corp., TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	15,615,000	17,076,096
Maverick County, TX, Public Facility Corp. Project Revenue	6.375%	2/1/29	520,000	426,691
Midlothian, TX, Development Authority, Tax Increment Contract Revenue	6.200%	11/15/29	2,500,000	2,527,800
Midlothian, TX, Development Authority, Tax Increment Contract Revenue, Refunding, Subordinated Lien	5.125%	11/15/26	935,000	940,825
North Texas Tollway Authority Revenue	5.750%	1/1/33	10,000,000	11,091,400
North Texas Tollway Authority Revenue	6.250%	1/1/39	2,000,000	2,280,760
Port Corpus Christi, TX, Celanese Project	6.450%	11/1/30	1,995,000	2,022,990
San Leanna Educational Facilities Corp., Education Revenue:
Saint Edwards University Project	5.000%	6/1/20	1,000,000	1,101,350
Saint Edwards University Project	5.125%	6/1/22	2,000,000	2,183,720
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	1,500,000
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	6,500,000	8,508,370
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	28,000,000	33,429,200
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	29,460,000	35,767,681
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/28	10,000,000	10,952,900
Texas State Public Finance Authority, Charter School Finance Corp. Revenue, Cosmos Foundation Inc.	6.200%	2/15/40	4,000,000	4,817,120
Texas State Public Finance Authority, Charter School Finance Corp. Revenue:
Cosmos Foundation Inc.	6.000%	2/15/30	1,000,000	1,202,920
Uplift Education	5.875%	12/1/36	1,000,000	1,082,390
Willacy County, TX, PFC Project Revenue	8.250%	12/1/23	2,860,000	2,924,150
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	570,000	561,199
Total Texas				194,311,472
U.S. Virgin Islands — 0.8%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	7,500,000	8,737,125
Virginia — 3.4%
Broad Street CDA Revenue	7.500%	6/1/33	748,000	779,768	(c)

See Notes to Financial Statements.

34	Municipal High Income Portfolio 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

January 31, 2013

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Chesterfield County, VA, EDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric Power Co. Project	5.600%	11/1/31	$6,000,000	$6,461,280	(a)
Virginia Beach, VA, Development Authority, MFH Revenue:
Residential Rental Hampton Project	7.500%	10/1/39	2,300,000	2,381,397	(a)
Residential Rental Mayfair Project	7.500%	10/1/39	2,305,000	2,386,574	(a)
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, SPA-Wells Fargo Bank N.A.	0.100%	7/1/42	6,500,000	6,500,000	(e)
Virginia State Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo LLC Project	5.500%	1/1/42	8,000,000	8,787,840	(a)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.750%	7/1/38	7,500,000	9,470,250
Total Virginia				36,767,109
West Virginia — 0.3%
Pleasants County, WV, PCR, Refunding, County Commission, Allegheny Energy Supply Co., LLC	5.250%	10/15/37	3,000,000	3,207,870
Wisconsin — 0.3%
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	6.400%	4/15/33	1,000,000	1,007,990
Aurora Health Care Inc.	5.625%	4/15/39	2,000,000	2,225,100
Total Wisconsin				3,233,090
Total Investments before Short-Term Investments (Cost — $904,629,882)				1,005,133,328
Short-Term Investments — 6.1%
California — 0.7%
California Health Facilities Financing Authority Revenue, Catholic Healthcare West, NATL, LOC-JPMorgan Chase	0.110%	7/1/16	7,000,000	7,000,000	(h)(i)
Colorado — 0.1%
University of Colorado Hospital Authority Revenue, LOC-Wells Fargo Bank N.A.	0.110%	11/15/41	1,300,000	1,300,000	(h)(i)
Florida — 2.1%
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Miami Children’s Hospital Project, NATL, LOC-Wells Fargo Bank N.A.	0.120%	8/1/34	17,875,000	17,875,000	(h)(i)
Orlando & Orange County, FL, Expressway Authority Revenue, LOC-SunTrust Bank	0.150%	7/1/40	3,900,000	3,900,000	(h)(i)
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Northern Trust Co.	0.100%	7/1/37	165,000	165,000	(h)(i)
Total Florida				21,940,000

See Notes to Financial Statements.

Municipal High Income Portfolio 2013 Semi-Annual Report	35

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Georgia — 0.1%
Athens-Clarke County, GA, Unified Government Development Authority Revenue, University of Georgia Athletic Association Inc., LOC-Wells Fargo Bank N.A.	0.110%	7/1/35	$1,300,000	$1,300,000	(h)(i)
Indiana — 0.1%
Indiana State Finance Authority Revenue, Lease Appropriation, SPA-JPMorgan Chase	0.130%	2/1/35	500,000	500,000	(h)(i)
Kansas — 0.0%
Kansas State Department of Transportation Highway Revenue, SPA-Dexia Credit Local & Westdeutsche Landesbank	0.080%	9/1/19	200,000	200,000	(h)(i)
Massachusetts — 0.3%
Massachusetts State HEFA Revenue, Partners Healthcare Systems, SPA-JPMorgan Chase	0.090%	7/1/27	3,600,000	3,600,000	(h)(i)
New York — 2.0%
New York City, NY, GO, LIQ-Dexia Credit Local	0.190%	4/1/35	11,100,000	11,100,000	(h)(i)
New York City, NY, Health & Hospital Corp. Revenue, HHC Capital Corp., LOC-TD Bank N.A.	0.080%	2/15/31	300,000	300,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, SPA-Dexia Credit Local	0.200%	6/15/32	2,000,000	2,000,000	(h)(i)
New York City, NY, TFA:
Future Tax Secured, SPA-Citibank N.A.	0.140%	8/1/31	1,300,000	1,300,000	(h)(i)
Subordinated, LIQ-Dexia Credit Local	0.210%	11/1/22	1,690,000	1,690,000	(h)(i)
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.200%	11/1/22	900,000	900,000	(h)(i)
New York, NY, GO, LOC-Mizuho Corporate Bank	0.120%	4/1/42	3,700,000	3,700,000	(h)(i)
Total New York				20,990,000
North Carolina — 0.4%
Mecklenburg County, NC, COP, SPA-SunTrust Bank	0.170%	2/1/28	2,300,000	2,300,000	(h)(i)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.110%	2/1/34	2,300,000	2,300,000	(h)(i)
Total North Carolina				4,600,000
Ohio — 0.0%
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities, SPA-Wells Fargo Bank N.A.	0.150%	9/1/36	300,000	300,000	(a)(h)(i)
Pennsylvania — 0.2%
Delaware County Authority, PA, White Horse Village Inc. Project, LOC-Citizens Bank of Pennsylvania	0.160%	7/1/36	900,000	900,000	(h)(i)
Pennsylvania State Turnpike Commission, Registration Fee Revenue, Refunding, AGM, SPA-JPMorgan Chase	0.400%	7/15/41	1,200,000	1,200,000	(h)(i)

See Notes to Financial Statements.

36	Municipal High Income Portfolio 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

January 31, 2013

Municipal High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Philadelphia, PA, Hospitals & Higher EFA, Revenue, Children’s Hospital Project, SPA-JPMorgan Chase	0.100%	2/15/14	$100,000	$100,000	(h)(i)
Total Pennsylvania				2,200,000
Virginia — 0.0%
Albemarle County, VA, EDA, Hospital Revenue, Martha Jefferson Hospital, LOC-Wells Fargo Bank N.A.	0.090%	10/1/48	200,000	200,000	(h)(i)
Wisconsin — 0.1%
Ladysmith, WI, IDR, Indeck Ladysmith LLC Project, LOC-Wells Fargo Bank N.A.	0.100%	8/1/27	1,000,000	1,000,000	(h)(i)
Total Short-Term Investments (Cost — $65,130,000)				65,130,000
Total Investments — 99.6% (Cost — $969,759,882#)				1,070,263,328
Other Assets in Excess of Liabilities — 0.4%				4,821,348
Total Net Assets — 100.0%				$1,075,084,676

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Security is purchased on a when-issued basis.

(c)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	The coupon payment on these securities is currently in default as of January 31, 2013.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ACA	— American Capital Assurance — Insured Bonds
AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority

See Notes to Financial Statements.

Municipal High Income Portfolio 2013 Semi-Annual Report	37

Municipal High Income Portfolio

HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
Radian	— Radian Asset Assurance — Insured Bonds
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

Ratings Table†
Standard & Poor’s/Moody’s/Fitch‡
AAA/Aaa	0.4%
AA/Aa	2.2
A	29.3
BBB/Baa	45.3
BB/Ba	2.8
B	2.8
D	0.1
A-1/VMIG 1	6.1
NR	11.0
100.0%

†	As a percentage of total investments.

‡	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the lowest rating category received from a NRSRO.

Summary of Investments by Industry*
Industrial revenue	18.1%
Health care	18.0
Transportation	16.1
Education	12.6
Special tax obligation	7.6
Power	6.5
Other	4.3
Water & sewer	4.2
Pre-refunded/escrowed to maturity	2.2

See Notes to Financial Statements.

38	Municipal High Income Portfolio 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

January 31, 2013

Municipal High Income Portfolio

Summary of Investments by Industry* cont’d
Leasing	1.8%
Solid waste/resource recovery	1.2
Local general obligation	0.8
Housing	0.5
Short-term investments	6.1
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of January, 31, 2013 and are subject to change.

See Notes to Financial Statements.

Municipal High Income Portfolio 2013 Semi-Annual Report	39

Statement of assets and liabilities (unaudited)

January 31, 2013

Assets:
Investments, at value (Cost — $969,759,882)	$1,070,263,328
Cash	37,694
Interest receivable	11,631,394
Receivable for securities sold	518,813
Total Assets	1,082,451,229

Liabilities:
Payable for securities purchased	6,758,243
Payable to broker — variation margin on open futures contracts	580,336
Trustees’ fees payable	260
Accrued expenses	27,714
Total Liabilities	7,366,553
Total Net Assets	$1,075,084,676

Represented by:
Paid-in-Capital	$1,075,084,676

See Notes to Financial Statements.

40	Municipal High Income Portfolio 2013 Semi-Annual Report

Statement of operations1 (unaudited)

For the Period Ended January 31, 2013

Investment Income:
Interest	$8,943,950

Expenses:
Fund accounting fees	15,853
Audit and tax	12,239
Legal fees	12,049
Organization expenses	10,000
Custody fees	5,603
Offering costs	5,005
Trustees’ fees	2,771
Miscellaneous expenses	1,721
Total Expenses	65,241
Net Investment Income	8,878,709

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	313,308
Futures contracts	(342,860)
Net Realized Loss	(29,552)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	100,503,446
Futures contracts	1,247,787
Change in Net Unrealized Appreciation (Depreciation)	101,751,233
Net Gain on Investments and Futures Contracts	101,721,681
Increase in Net Assets from Operations	$110,600,390

[1]	For the period November 29, 2012 (commencement of operations) to January 31, 2013.

See Notes to Financial Statements.

Municipal High Income Portfolio 2013 Semi-Annual Report	41

Statement of changes in net assets

For the Period Ended January 31, 2013[1] (unaudited)	January 31

Operations:
Net investment income	$8,878,709
Net realized loss	(29,552)
Change in net unrealized appreciation (depreciation)	101,751,233
Increase in Net Assets From Operations	110,600,390

Capital Transactions:
Proceeds from contributions	991,665,373
Value of withdrawals	(27,181,087)
Increase in Net Assets From Capital Transactions	964,484,286
Increase in Net Assets	1,075,084,676

Net Assets:
Beginning of period	—
End of period	$1,075,084,676

[1]	For the period November 29, 2012 (commencement of operations) to January 31, 2013.

See Notes to Financial Statements.

42	Municipal High Income Portfolio 2013 Semi-Annual Report

Financial highlights

For the years ended July 31, unless otherwise noted:
2013[1]

Net assets, end of period (millions)	$1,075
Total return[2]	3.86%

Ratios to average net assets:
Gross expenses[3]	0.04%
Net expenses[3,4]	0.04
Net investment income[3]	5.17

Portfolio turnover rate	2%

[1]	For the period November 29, 2012 (commencement of operations) to January 31, 2013 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Municipal High Income Portfolio 2013 Semi-Annual Report	43

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Municipal High Income Portfolio (the “Portfolio”) is a diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At January 31, 2013, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies,

44	Municipal High Income Portfolio 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among the market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Municipal High Income Portfolio 2013 Semi-Annual Report	45

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Municipal bonds	—	$1,005,133,328	—	$1,005,133,328
Short-term investments†	—	65,130,000	—	65,130,000
Total investments	—	$1,070,263,328	—	$1,070,263,328
Other financial instruments:
Futures contracts	$1,247,787	—	—	$1,247,787
Total	$1,247,787	$1,070,263,328	—	$1,071,511,115

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

46	Municipal High Income Portfolio 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(e) Securities Traded on a When-Issued Basis. The Portfolio may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Credit and market risk. The Portfolio invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(i) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2013, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Municipal High Income Portfolio 2013 Semi-Annual Report	47

Under the investment management agreement, the Portfolio does not pay an investment management fee.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the period ended January 31, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Investments
Purchases	$83,587,543
Sales	21,982,090

At January 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$112,587,313
Gross unrealized depreciation	(12,083,867)
Net unrealized appreciation	$100,503,446

At January 31, 2013, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 30-Year Bonds	277	3/13	$40,988,631	$39,740,844	$1,247,787

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at January 31, 2013.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$1,247,787

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the period ended January 31, 2013. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

48	Municipal High Income Portfolio 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(342,860)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$1,247,787

During the period ended January 31, 2013, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Futures contracts (to sell)	$42,992,208

5. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s

Municipal High Income Portfolio 2013 Semi-Annual Report	49

dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal, and the matter is now before the U.S. Court of Appeals for the Second Circuit.

50	Municipal High Income Portfolio

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 5-6, 2012, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an initial two-year period a management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Municipal High Income Portfolio, a new series of the Trust (the “Fund”). The Board, including the Independent Trustees, also approved for an initial two-year period a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the proposed management and sub-advisory arrangements for the Fund and the existing management and sub-advisory arrangements for the other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby Western Asset Municipal High Income SMASh Fund (the “New Feeder Fund”) and Western Asset Municipal High Income Fund (the “Existing Feeder Fund”), feeder funds in the Fund (together, the “Feeder Funds”), have the same investment objective and policies as the Fund and invest substantially all of their assets in the Fund. In this regard, the Board took into account information it received regarding the Feeder Funds at a meeting held on August 6-7, 2012. The Board noted that the Existing Feeder Fund, a series of Legg Mason Partners Income Trust, is a stand-alone fund with over 10 years of operating history that would convert to a Feeder Fund on or about November 28, 2012. The discussion below covers both the proposed advisory and the proposed administrative functions to be rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the proposed advisory functions to be rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of

Municipal High Income Portfolio	51

factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services expected to be provided under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services expected to be provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively. In considering the nature, extent and quality of services expected to be provided under the Management Agreement and the Sub-Advisory Agreement, the Board took into account information provided in conjunction with the most recent contract review for the funds in the Legg Mason fund complex. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of those other funds and the Manager’s role in coordinating the activities of the other service providers. The Board’s evaluation of the services expected to be provided to the Fund by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services expected to be provided by the Manager and the Subadviser were expansive, and that they included maintaining and monitoring their own and the Fund’s compliance programs established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals expected to be primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board considered the expected division of responsibilities between the Manager and the Subadviser and the oversight expected to be provided by the Manager. The Board also considered the Manager’s and the Subadviser’s proposed policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions.

In considering the expected performance of the Fund, the Board received and considered performance information for the Existing Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for the Existing Feeder Fund. The Board noted that the Fund and the New Feeder Fund were newly organized and thus did not yet have any performance history. In addition, the Trustees noted that, in the future, they expected to receive and discuss with management performance information for the New Feeder Fund and for a group of funds selected by Lipper.

52	Municipal High Income Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board noted that the Existing Feeder Fund’s performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Existing Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Existing Feeder Fund’s performance against its benchmark and against its peers. In addition, the Board considered the Existing Feeder Fund’s performance in light of overall financial market conditions.

The information comparing the Existing Feeder Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as high yield municipal debt funds by Lipper, showed, among other data, that the Existing Feeder Fund’s performance for the 1-, 5- and 10-year periods ended June 30, 2012 was above the median and that its performance for the 3-year period ended June 30, 2012 was below the median. The Board noted the explanations from the Manager and the Subadviser concerning the Existing Feeder Fund’s relative performance versus the peer group for the various periods.

The Board concluded that, overall, the nature, extent and quality of services expected to be provided under the Management Agreement and the Sub-Advisory Agreement were sufficient for approval of those Agreements for the initial two-year period.

Management fee arrangements and expected expense ratios

The Board reviewed and considered that the Fund is not expected to pay a management fee. The Board considered that the Feeder Funds’ assets would represent a significant portion of the Fund’s assets, and thus information about the proposed fee arrangements and expenses of the New Feeder Fund and the fees and expenses of the Existing Feeder Fund were relevant to their analysis. In this regard, the Board noted that the expense information provided for the Feeder Funds reflected both management fees and total expenses, as applicable, payable by the Feeder Funds as well as total expenses payable by the Fund. The Board noted that the Feeder Funds have entered into arrangements through which the Manager and/or its affiliates will be compensated by the Existing Feeder Fund or, with respect to the New Feeder Fund, by sponsors of separately managed programs that will invest through the New Feeder Fund as further described below. The Board noted that the Manager considered this compensation to be sufficient.

The Board noted that it had previously reviewed information regarding fees charged by the Manager and the Subadviser to other U.S. clients investing primarily in an asset class similar to the asset class in which the Fund and the Feeder Funds were expected to invest, including, where applicable, separate accounts. In this regard, the Manager had reviewed with the Board the differences in the services provided to these different types of accounts, noting that the Fund would be provided with certain administrative services, office facilities, and Fund officers (including the Fund’s

Municipal High Income Portfolio	53

chief executive, chief financial and chief compliance officers), and that the Manager would coordinate and oversee the provision of services to the Fund by other Fund service providers. The Board considered the proposed contractual management fee arrangement in light of the differences required to manage these different types of accounts.

The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fee expected to be retained by the Manager after payment of the subadvisory fee with respect to the Existing Feeder Fund. The Board noted that it had previously received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual fees paid by the Existing Feeder Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser to the Existing Feeder Fund. In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Existing Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board considered that the compensation expected to be paid to the Subadviser would be paid by the Manager, not the Existing Feeder Fund. The information comparing the Existing Feeder Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of retail front-end load funds (including the Existing Feeder Fund) classified as high yield municipal debt funds and chosen by Lipper to be comparable to the Existing Feeder Fund, showed that the Existing Feeder Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Existing Feeder Fund’s actual total expense ratio was below the median. The Board took into account management’s discussion of the Existing Feeder Fund’s expenses. The Board also considered that the current expense limitation applicable to one of the Existing Feeder Fund’s share classes is expected to continue through December 2014.

The Board noted that the New Feeder Fund does not expect to pay a management fee. The Board also recognized that the Manager had agreed to pay all operating expenses of the New Feeder Fund, including the New Feeder Fund’s allocated share of the fees and expenses of the underlying mutual fund through which it invests, except for interest, brokerage, taxes and extraordinary expenses of the New Feeder Fund or the underlying mutual fund and fees and expenses of any other acquired fund. The Board considered that this arrangement is expected to continue through December 2014. The Board took into account the fact that the New Feeder Fund’s expected expense ratio was in line with the expense ratios of other comparable funds. In addition, the Board recognized that shareholders of the New Feeder Fund are expected to be participants in separately managed account programs and pay fees to the program sponsors for the costs and expenses of the program, including

54	Municipal High Income Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

fees for advice and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to the investment strategy managed or advised by an affiliate of the Manager, that affiliate receives a fee from the program sponsor for managing or advising those assets, including assets that may be invested in the New Feeder Fund. In certain cases, a participant is expected to pay a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or subadviser to the participant’s account.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the proposed fee and expense arrangements for the Fund were reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board considered that, since the Fund was a newly-created series of the Trust, information relating to the profitability of the Manager and its affiliates in providing services to the Fund was not yet available. The Board noted, however, that it would have opportunities to review such information in the future, including as part of its annual consideration of the advisory and sub-advisory agreements for the various funds in the Legg Mason fund complex. The Board also noted that it had previously considered profitability information with respect to the Legg Mason fund complex as a whole, which included an analysis of the profitability of the Manager and its affiliates.

Economies of scale

The Board discussed whether the Manager realizes economies of scale as the Fund’s assets grow. The Board considered that the New Feeder Fund pays no management fees to the Manager. The Board noted that the Manager has agreed to pay all operating expenses of the New Feeder Fund, including the New Feeder Fund’s allocated share of the fees and expenses of the underlying mutual fund through which it invests, except for interest, brokerage, taxes and extraordinary expenses of the New Feeder Fund or the underlying mutual fund and fees and expenses of any other acquired fund.

With respect to the Existing Feeder Fund, the Board noted that the Contractual Management Fee includes breakpoints. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Existing Feeder Fund’s asset levels. The Board noted that although the Existing Feeder Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered, its Contractual Management Fee was approximately equivalent to the asset-weighted average of management fees paid by the other funds with the same Lipper investment classification/objective at all asset levels.

The Board determined that the proposed management fee structure for the Fund was reasonable.

Municipal High Income Portfolio	55

Other expected benefits to the manager and the subadviser

The Board considered other benefits that the Manager, the Subadviser and their affiliates were expected to receive as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders.

In light of the expected costs of providing investment management and other services to the Fund and the proposed commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits the Manager and its affiliates were expected to receive would be reasonable if the Management Agreement and the Sub-Advisory Agreement were approved.

*  *  *

In light of all of the foregoing, the Board determined that approval of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders, and approved those Agreements for an initial two-year period.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer Master Portfolio Trust

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer Master Portfolio Trust

Date:	March 25, 2013

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer Master Portfolio Trust

Date:	March 25, 2013